UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang               New York, NY                2/13/2012
       ----------------               ------------                ---------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           12
                                         -----------

Form 13F Information Table Value Total:  $    46,826
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AMERICAN CAP LTD                 COM              02503Y103         390      57,796 SH       SOLE                 57,796
GOODRICH CORP                    COM              382388106       1,016       8,218 SH       SOLE                  8,218
JPMORGAN CHASE & CO              *W EXP 10/28/201 46634E114       1,130     132,882 SH       SOLE                132,882
MOTOROLA MOBILITY HLDGS INC      COM              620097105       5,682     146,446 SH       SOLE                146,446
NYSE EURONEXT                    COM              629491101       3,143     120,432 SH       SOLE                120,432
PHARMASSET INC                   COM              71715N106      16,225     126,566 SH       SOLE                126,566
PNC FINL SVCS GROUP INC          *W EXP 12/31/201 693475121       1,389     117,900 SH       SOLE                117,900
PROMOTORA DE INFORMACIONES S     ADR CL B CONV    74343G303          78      16,101 SH       SOLE                 16,101
SUCCESSFACTORS INC               COM              864596101       5,541     138,955 SH       SOLE                138,955
TEMPLE INLAND INC                COM              879868107       7,071     222,995 SH       SOLE                222,995
YAHOO INC                        COM              984332106       2,235     138,541 SH       SOLE                138,541
YAHOO INC                        COM              984332106       2,926     181,400 SH  CALL SOLE                181,400